UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21432

REAVES UTILITY INCOME FUND

(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Erin Douglas

Reaves Utility Income Fund

Denver, Colorado 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  October 31

Date of reporting period: July 31

Item 1 – Schedule of Investments.

Reaves Utility Income Fund

Statement of Investments

July 31, 2004 (Unaudited)

		Shares	Value
COMMON STOCK	129.64%
CONSUMER STAPLES	10.47%
Altria Group, Inc.		630,000	$29,988,000
UST Inc.		310,000	11,764,500
			41,752,500

ELECTRIC	85.08%
Ameren Corp.		900,000	40,221,000
Cinergy Corp.		500,000	19,125,000
Cleco Corp.		25,000	431,250
Consolidated Edison, Inc.		816,800	33,464,296
Constellation Energy Group, Inc.		50,000	1,927,500
Dominion Resources, Inc.		70,000	4,442,200
DTE Energy Co.		547,500	21,993,075
Duke Energy Corp.		2,000,000	43,000,000
Duquesne Light Holdings, Inc.		318,000	6,032,460
Exelon Corp.		200,000	6,980,000
Great Plains Energy Inc.		960,000	27,542,400
NSTAR		310,000	14,508,000
OGE Energy Corp.		1,010,000	25,138,900
PPL Corp.		25,000	1,158,750
Progress Energy, Inc.		420,000	17,698,800
Public Service Enterprise Group Inc.		920,000	35,880,000
Southern Co.		780,000	22,838,400
TECO Energy, Inc.		375,000	4,837,500
WPS Resources Corp.		192,200	8,820,058
Xcel Energy Inc.		185,000	3,163,500
			339,203,089

ENERGY	3.57%
BP PLC, ADR		65,000	3,663,400
Suncor Energy Inc.		325,000	9,418,500
TOP TANKERS Inc.		100,000	1,145,000
			14,226,900

FINANCIALS	1.11%
Citigroup Inc.		100,000	4,409,000

GAS	9.81%
Keyspan Corp.		365,000	13,136,350
ONEOK, Inc.		125,000	2,625,000
Peoples Energy Corp.		480,000	18,720,000
Sempra Energy		105,000	3,753,750
Vectren Corp.		35,000	866,250
			39,101,350

TELEPHONE	19.60%
AT&T Corp.		1,279,000	19,312,900
BCE Inc.		725,000	15,203,250
BellSouth Corp.		242,000	6,555,780
Citizens Communications Co.		250,000	3,600,000
SBC Communications Inc.		1,150,000	29,141,000
TDC A/S, ADR		145,800	2,398,410
Verizon Communications Inc.		50,000	1,927,000
			78,138,340

TOTAL COMMON STOCKS			516,831,179
(Cost $545,422,633)

PREFERRED STOCK	11.25%
CONSUMER DISCRETIONARY	0.79%
Corts Ford Trust, 7.40% 11/01/46		125,200	3,143,772

ELECTRIC	5.14%
AES Trust III, 6.75%, 10/15/29		133,100	5,640,113
BGE Capital Trust II, 6.20%, 10/15/43		180,000	4,464,000
Consumers Energy Co. Funding Trust IV, 9.00%, 06/30/31		138,700	3,686,646
Entergy Gulf States, Inc., Series A, 7.00%, 09/15/13		5,146	522,962
Georgia Power Capital Trust V, 7.13%, 03/31/42		141,400	3,684,884
PSEG Funding Trust II, 8.75%, 12/31/32		90,100	2,486,760
			20,485,365

FINANCIALS	2.56%
ABN AMRO Capital Funding Trust VII, 6.08%		120,000	2,842,800
Lehman Brothers Holdings Capital Trust V, 6.00%, 04/22/53		76,400	1,774,772
Renaissance Holdings Ltd., Series C, 6.08%		245,000	5,583,550
			10,201,122

GAS	0.87%
ONEOK, Inc., 8.50%, 02/16/06		125,000	3,483,750

INFORMATION TECHNOLOGY	0.18%
Corporate- Backed Trust Certificates, Series 2001-10, 7.88%, 10/01/97		27,900	717,030

REAL ESTATE INVESTMENT TRUSTS	1.01%
AMB Property Corp., Series L, 6.50%		30,000	712,500
Duke Realty Corp., Series K, 6.50%		138,700	3,342,670
			4,055,170

TELEPHONE	0.70%
Preferred Plus Trust, Series SPR1, 7.00%, 11/15/28		12,324	294,544
Preferred Plus Trust, Series T1, 7.35%, 03/15/29		59,700	1,480,560
Trust Certificates 2001-1, Series T, 7.45%, 03/15/29		41,100	1,010,238
			2,785,342

TOTAL PREFERRED STOCK			44,871,551
(Cost $46,803,664)

		Bond Rating** Moody/S&P	Principal Amount

CORPORATE BONDS	5.73%
ELECTRIC	4.39%
Calpine Generating Co., 11.50%, 04/01/11, 144A*		B3/CCC+	$20,000,000	17,500,000

TELEPHONE	1.34%
US West Communications Inc., 7.50%, 06/15/23		Ba3/BB-	6,000,000	5,340,000

TOTAL CORPORATE BONDS				22,840,000
(Cost $25,497,949)

		Shares
MUTUAL FUNDS	10.90%
Loomis Sayles High Income Fund		424,929	3,012,748
Goldman Financial Square Money Market Fund		40,434,447	40,434,447
			43,447,195
TOTAL MUTUAL FUNDS
(Cost $43,434,448)

TOTAL INVESTMENTS
(Cost $661,158,694)		157.52%	627,989,925
Liabilities in Excess of Other Assets		-57.52%	(229,328,002)
NET ASSETS		100.00%	$398,661,923

ADR- American Depositary Receipt

* Security exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2004, these securities amounted to a value of $17,500,000 or 4.39% of net assets.

** Ratings - The Moody’s and S&P ratings are believed to be the most recent ratings at July 31, 2004.

Income Tax Information:

As of July 31, 2004
Gross appreciation (excess of value over tax cost)	$4,277,016
Gross depreciation (excess of tax cost over value)	(38,068,777)
Net unrealized depreciation	$(33,791,761)
Cost of investments for income tax purposes	$661,781,686

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	September 29, 2004

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer

Date:	September 29, 2004